Segments of Business and Geographic Areas - Schedule of Reportable Business Segments (Details)	3 Months Ended		12 Months Ended
	Apr. 02, 2023 Segment	Apr. 02, 2023 vote	Jan. 01, 2023 Segment	Jan. 01, 2023 vote
Segment Reporting [Abstract]
Number of business segments	3	3	3	3